Non-Cash Share-Based Compensation - Summary of Activity Related to RSUs (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance	2,500
Number of RSUs, Granted	120,375	2,500
Number of RSUs, Forfeited	(34,125)
Number of Shares, Unvested balance	88,750	2,500
Weighted Average Grant Date Fair Value, Unvested balance	$ 17.56
Weighted Average Grant Date Fair Value, Granted	9.64	$ 17.56
Weighted Average Grant Date Fair Value, Forfeited	8.63
Weighted Average Grant Date Fair Value, Unvested balance	$ 10.01	$ 17.56